Investment in Informage SQN Technologies LLC	12 Months Ended
Dec. 31, 2014
Investment in Informage SQN Technologies LLC
10. Investment in Informage SQN Technologies LLC

On August 1, 2014, the Partnership, SQN Portfolio Acquisition Company, LLC (“SQN PAC”), an entity managed by the Partnership’s Investment Manager, and a third party formed a special purpose entity Informage SQN Technologies LLC (“Informage SQN”), a Limited Liability Company registered in the state of Texas. Informage SQN was formed to finance cellular communications field measurement and testing and other related services to telecom clients on a contractual basis. The Partnership and SQN PAC each own 24.5% of Informage SQN, while the third party owns 51%. The Partnership accounts for its investment in Informage SQN using the equity method. The Partnership will make additional contributions up to $3,850,000 of total aggregate outstanding capital contributions. As of December 31, 2014, the Partnership has advanced a total of $1,219,091. For the year ended December 31, 2014, the Partnership recorded investment income of $12,701 for its proportionate share of Informage SQN’s net income. On February 9, 2015, the primary customer of Informage SQN filed for bankruptcy protection under Chapter 11 in order to reorganize the company. Informage SQN is not in default under any of the agreements with the Partnership. Informage SQN has retained local counsel to represent its interest while the customer restructures.

SQN AIF IV, GP LLC [Member]
Investment in Informage SQN Technologies LLC

10. Investment in Informage SQN Technologies LLC

On August 1, 2014, the Fund, SQN Portfolio Acquisition Company, LLC (“SQN PAC”), an entity managed by the Fund’s Investment Manager, and a third party formed a special purpose entity Informage SQN Technologies LLC (“Informage SQN”), a Limited Liability Company registered in the state of Texas. Informage SQN was formed to finance cellular communications field measurement and testing and other related services to telecom clients on a contractual basis. The Fund and SQN PAC each own 24.5% of Informage SQN, while the third party owns 51%. The Fund accounts for its investment in Informage SQN using the equity method. The Fund will make additional contributions up to $3,850,000 of total aggregate outstanding capital contributions. As of December 31, 2014, the Fund has advanced a total of $1,219,091. For the year ended December 31, 2014, the Fund recorded investment income of $12,701 for its proportionate share of Informage SQN’s net income. On February 9, 2015, the primary customer of Informage SQN filed for bankruptcy protection under Chapter 11 in order to reorganize the company. Informage SQN is not in default under any of the agreements with the Fund. Informage SQN has retained local counsel to represent its interest while the customer restructures.